Loans and Allowance for Credit Losses - Summary of Individually Impaired ACI Loans and Pooled ACI Loans (Detail) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Healthcare | Commercial and Industrial
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		$ 382,801	$ 439,869
Healthcare | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans			439,869		$ 455,838
General C&I | Commercial and Industrial
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		2,455,126	2,390,658
General C&I | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans			2,390,658		2,333,567
Income Producing | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		1,016,967	907,018		687,815
Land and Development | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		45,627	69,724		75,105
Residential Real Estate | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans			1,274,477		1,024,616
Residential Real Estate | Consumer
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		1,400,844	1,274,477
ACI Loans and Pooled ACI Loans
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		164,503	113,275	[1]	293,552	[1]
Unpaid Principal Balance		223,414	161,377		368,546
Related Specific Allowance		10,151	10,277		14,334
Nonaccrual Loans Included in Impaired Loans		225	3,663		11,066
Undisbursed Commitments		460	1,228		3,089
ACI Loans and Pooled ACI Loans | Commercial and Industrial
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		36,835	15,552	[1]	26,233	[1]
Unpaid Principal Balance		45,589	28,256		37,773
Related Specific Allowance		200	176		2,230
Nonaccrual Loans Included in Impaired Loans			1,818		8,210
Undisbursed Commitments					345
ACI Loans and Pooled ACI Loans | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		93,303	53,428	[1]	56,637	[1]
Unpaid Principal Balance		125,735	82,946		98,993
Related Specific Allowance		3,093	2,654		3,084
Nonaccrual Loans Included in Impaired Loans		225	1,845		2,856
Undisbursed Commitments		437	1,213		2,684
ACI Loans and Pooled ACI Loans | Consumer
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		34,365	44,295	[1]	210,682	[1]
Unpaid Principal Balance		52,090	50,175		231,780
Related Specific Allowance		6,858	7,447		9,020
Undisbursed Commitments		23	15		60
ACI Loans and Pooled ACI Loans | Healthcare | Commercial and Industrial
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		6,312	5,648	[1]	6,054	[1]
Unpaid Principal Balance		6,400	5,853		6,222
Related Specific Allowance		184	160		589
ACI Loans and Pooled ACI Loans | General C&I | Commercial and Industrial
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans	[1]		9,904		20,179
Unpaid Principal Balance			22,403		31,551
Related Specific Allowance			16		1,641
Nonaccrual Loans Included in Impaired Loans			1,818		8,210
Undisbursed Commitments					345
ACI Loans and Pooled ACI Loans | Income Producing | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		88,726	42,361	[1]	49,858	[1]
Unpaid Principal Balance		119,649	60,378		66,632
Related Specific Allowance		1,977	1,312		1,883
Nonaccrual Loans Included in Impaired Loans			1,571		2,631
Undisbursed Commitments		28	609		2,075
ACI Loans and Pooled ACI Loans | Land and Development | Commercial Real Estate
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		4,577	11,067	[1]	6,779	[1]
Unpaid Principal Balance		6,086	22,568		32,361
Related Specific Allowance		1,116	1,342		1,201
Nonaccrual Loans Included in Impaired Loans		225	274		225
Undisbursed Commitments		409	604		609
ACI Loans and Pooled ACI Loans | Residential Real Estate | Consumer
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		32,580	42,174	[1]	207,641	[1]
Unpaid Principal Balance		49,209	46,946		227,511
Related Specific Allowance		6,559	7,046		8,492
Undisbursed Commitments		21	5		11
ACI Loans and Pooled ACI Loans | Other | Consumer
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		1,785	2,121	[1]	3,041	[1]
Unpaid Principal Balance		2,881	3,229		4,269
Related Specific Allowance		299	401		528
Undisbursed Commitments		2	10		$ 49
ACI Loans and Pooled ACI Loans | Other | Commercial and Industrial
Schedule Of Financial Receivables [Line Items]
Recorded Investment in Impaired Loans		30,523	9,904
Unpaid Principal Balance		39,189	22,403
Related Specific Allowance		$ 16	16
Nonaccrual Loans Included in Impaired Loans			$ 1,818

[1]	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.